PREPAYMENTS AND OTHER CURRENT ASSETS (Details)		1 Months Ended			12 Months Ended
	Jan. 22, 2014 shares	May 31, 2019 CNY (¥) shares	May 31, 2019 USD ($) shares	Feb. 28, 2018 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jul. 17, 2017 CNY (¥)
Derivative [Line Items]
Receivables related to At-The-Market offering								¥ 641,065,394	$ 98,247,570
Receivables related to disposal of Property, plant and equipment								92,734,513	14,212,186
Loan receivable						¥ 1,529,800,657		1,051,561,153	161,158,797
Prepaid insurance premium						111,611,828		112,884,194
Less: Allowance for credit losses						0		(9,588,242)
Total						1,573,481,940		3,020,592,138	$ 462,925,998
Issuance of shares (in shares) | shares		18,687,500	18,687,500	16,560,000	5,976,272
Proceeds from common stock offering		¥ 488,950,000	$ 70,900,000	$ 71,100,000		¥ 488,950,795	¥ 663,235,987
Debt Instrument, Term					1 year	1 year
Interest rate										7.37%
Debt, face amount						¥ 300,000,000				¥ 300,000,000
Due from Related Parties						¥ 91,416,575		¥ 75,930,094
American Depositary Shares
Derivative [Line Items]
Issuance of shares (in shares) | shares	3,750,000	4,671,875	4,671,875	4,140,000	1,494,068
Loan One
Derivative [Line Items]
Interest rate						4.35%		4.35%	4.35%
Debt, face amount						¥ 20,000,000		¥ 20,000,000
Loan Two
Derivative [Line Items]
Interest rate						4.35%		4.35%	4.35%
Debt, face amount						¥ 68,331,364		¥ 68,331,364
At-the-market offering
Derivative [Line Items]
Issuance of shares (in shares) | shares					5,976,272
Proceeds from common stock offering | $					$ 98,250,000
Foreign exchange option
Derivative [Line Items]
Value-added tax deductible						701,407,085		1,228,162,128
Receivables related to At-The-Market offering						0		641,065,394
Deposit for customer duty, bidding and others						257,678,467		308,375,568
Prepayment for income tax						72,143,019		272,139,601
Prepayment of electricity and others						181,596,189		202,359,031
Receivables related to disposal of Property, plant and equipment						0		92,734,513
Loan receivable						91,416,575		75,930,094
Receivables related to discount from a supplier						21,492,474		36,376,908
Receivable of option exercised						40,338,943		9,142,819
Prepaid insurance premium						28,351,182		9,095,273
Rental deposit and prepayment						7,953,767		5,517,324
Employee advances						10,134,076		5,385,718
Prepaid professional service fee						421,502		400,157
Others						118,755,562		143,495,852
Less: Allowance for credit losses						0		(9,588,242)
Total						1,573,481,940		3,020,592,138
Receivable related to disposal of subsidiaries (note 1)						¥ 41,793,099		¥ 0
Maturity period of derivative					12 months